Share capital	9 Months Ended
Sep. 30, 2026
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital

Authorized:
Unlimited common shares with no par value
Issued and outstanding:
	Number of shares	Amount
	#	$
Balance – December 31, 2025	28,747,289	244,605
Exercise of stock options	253,537	722
Issuance of common shares under employee share purchase plan	21,966	343
Release of restricted share units	71,391	2,393
Purchase of common shares held for cancellation (i)	(4,118,052)	(35,133)
Balance – September 30, 2026	24,976,131	212,930

(i) On May 9, 2025, the Company renewed its Normal Course Issuer Bid (“NCIB”) to repurchase and cancel up to 1,481,659 of its common shares, representing 5% of the Company’s issued and outstanding shares as of May 6, 2025, over the 12-month period commencing on May 20, 2025, and ending no later than May 19, 2026.

On May 8, 2026, the Company renewed the NCIB to repurchase and cancel up to 1,269,702 of its common shares, representing approximately 5% of the Company’s issued and outstanding shares as of May 6, 2026, over the 12 month period commencing May 20, 2026 , and ending no later than May 19, 2027.

The amounts paid in excess of the average book value of the common shares are charged to deficit. During the nine months ended September 30, 2026, the Company repurchased a total of 1,077,544 common shares for cancellation at an average price of $18.02 (C$24.83) per common share for total cash consideration of $19,421 including transaction costs.

In connection with the NCIB, the Company entered into an automatic share purchase plan (“ASPP”) with a designated broker for the purpose of allowing the Company to purchase its common shares under the NCIB during self-imposed trading blackout periods. Under the ASPP, the broker may be authorized to repurchase common shares during blackout periods, without consultation with the Company, on predefined terms, including share price, time period and subject to other limitations imposed by the Company and subject to rules and policies of the TSX and applicable securities laws, such as a daily purchase restriction.

As at September 30, 2026 the value of the ASPP liability was $13,639 (nil at December 31, 2025).

On March 10, 2026, the Company completed a substantial issuer bid under which the Company repurchased 2,941,176 common shares for cancellation at a price of $20.40 per common share for total cash consideration of $60,000, and incurred transaction costs of $558 related to the SIB.

On September 11, 2026, the Company completed a second substantial issuer bid under which the Company repurchased 99,332 common shares for cancellation at a price of $25.00 per common share for total cash consideration of $2,483, and incurred transaction costs of $408 related to the second SIB.